ANNUAL
                                     REPORT

                           [Graphic of Tower Omitted]




                         HANCOCK HORIZON FAMILY OF FUNDS

                                JANUARY 31, 2002


                                 The Arbor Fund

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HANCOCK HORIZON FAMILY OF FUNDS                                 JANUARY 31, 2002
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                   TABLE OF CONTENTS
-----------------------------------------------------------
Shareholder Letter .......................................2
Economic Overview and Investment Outlook .................3
Investment Philosophy ....................................4
Management's Discussion &Analysis ........................5
FINANCIAL STATEMENTS
   Statements of Net Assets .............................10
   Statements of Operations .............................25
   Statements of Changes in Net Assets ..................26
   Financial Highlights .................................28
Notes to Financial Statements ...........................30
Report of Independent Accountants .......................35
Trustees of the Arbor Fund ..............................36
Notice to Shareholders ..................................39

--------------------
SHAREHOLDER LETTER
--------------------
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS:
As we commemorate the first full year of the Hancock Horizon Family of Funds, we can look back on significant accomplishments for the twelve months ended January 31, 2002.

$350 MILLION IN ASSETS
We are pleased to report that the total assets in our fund family recently reached $350 million. This is a significant achievement for a family that began less than two years ago with assets of $245 million.

TWO NEW FUNDS IN 2001
We have increased the number of funds in our family to five in the past year with the addition of the Hancock Horizon Growth Fund and the Hancock Horizon Burkenroad Fund. These funds have brought new diversity and balance to our fund family. They enable investors to plan for a full range of lifetime financial goals and to adopt the investment strategy that best suits their needs at any point in the overall market cycle.

INVESTMENT PERFORMANCE
Marked by recession and the new war on terrorism, it was a brutal year for common stock investors and all Americans. Worldwide, all stock markets lost money. Measured in U.S. dollar terms, the U.S. market was the best performer. Bonds produced attractive returns for the second year in a row.

During this tumultuous period, the Hancock Horizon Value Fund and the Hancock Horizon Growth Fund delivered returns that exceeded their benchmark indices and ranked in the top 25% of their respective Lipper mutual fund classifications. The Hancock Horizon Strategic Income Bond Fund's return ranked in the top 40% of its Lipper category.

As we close fiscal year 2001, we thank you, our investors, for enabling our fund family to grow larger, stronger and more diverse. We look forward to continuing to serve your investments needs.

Sincerely,

/s/Clifton Saik

Clifton Saik
Senior Vice President

                                                    [Lighthouse graphic Omitted]
                                                                JANUARY 31, 2002
--------------------------------------------------------------------------------

ECONOMIC OVERVIEW AND INVESTMENT OUTLOOK

     The recession which began in March, 2001, according to the National Bureau of Economic Research (NBER), will probably prove to be one of the mildest in history in "real" or inflation adjusted terms if present trends continue (at least that is what the statistics were suggesting at year-end). In terms of corporate profitability, however, it was the worst twelve-month period since the Great Depression. Current estimates point to a drop of almost 30% in operating earnings with most of the damage occurring in the technology and manufacturing sectors of the economy. Indicators of business activity have been pointing to recovery for several months and most economists agree that sustainable growth is likely to appear in the second half of 2002. A few forecasters have been bold enough to say the recession ended in January. The final arbiter on this subject is the NBER, which in retrospect, selected March 2001 as the beginning of the contraction. If January turns out to be the pivotal month, it will coincide exactly with the average length of recessions since World War II.
     The path to sustainable growth, however, will probably not be smooth. There is still a lot of debt on corporate and consumer balance sheets. This means consumer demand, having been surprisingly strong during the past year, is not likely to provide any additional impetus. Corporate capital spending, the major casualty during the recession, will be hampered by heavy debt loads and it is not expected to pick up appreciably until profitability improves. Unfortunately, given the general lack of pricing power for manufacturers, only modest profit improvement is expected.
     Bond yields should move higher as the economy improves but continued low inflation and the gradual nature of the recovery should prevent a significant increase. We anticipate another positive total return year for fixed income investors. We would also like to emphasize that in today's volatile environment, high quality bonds add a welcome measure of diversification to investment portfolios.
     Common stocks usually deliver well above average returns during the early stages of economic recovery. This time, however, relatively high valuations and accounting worries coupled with modest earnings improvement temper our expectations for the coming year. Ultimately, we believe that an improving economy will provide earnings that support higher common stock prices, but it will take time. We also believe that selectivity will be of growing importance in the years to come. Compared to following the fads and fashions of the moment, decisions based on reasoned investing using time-tested fundamentals have proven to be consistently superior over long periods of time. Quality, value, discipline and control of risk, the basic principles of our investment process, will continue to guide us as we seek value-oriented growth for our shareholders.



     John C. Portwood, CFA, Senior Vice President
     Chief Investment Strategist

--------------------------------------------------------------------------------
                 THE HANCOCK HORIZON FUNDS INVESTMENT PHILOSOPHY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     High quality standards are an integral part of our investment approach. We do not believe that it is necessary to speculate in low quality securities to be able to produce good returns. To us, the most desirable investment program is one that utilizes high quality securities within a disciplined management process. Our quality standards are evident in the security holdings of all the Hancock Horizon Funds. An example of our focus on quality is the fact that Standard & Poor's Corporation has rated the Hancock Horizon Treasury Securities Money Market Fund AAAm, their highest quality rating for this type of money market fund.
     Discipline is an important key to long-term investment success. It means sticking to your investment approach for the long haul, provided that your approach recognizes real fundamental values that will ultimately be reflected in satisfactory investment returns. Value to us means determining the relative attractiveness of individual securities and asset classes using analytical methods that are unemotional and fundamentally driven. We continually analyze results to confirm or challenge the value added by our process. Occasionally, enhancements have been warranted but over time the core decision making process has remained intact. No significant changes are anticipated. We believe our approach will remain valuable and effective for the foreseeable future.
     With a high-quality, value-conscious and disciplined investment approach, it naturally follows that control of risk is an integral part of our process as well. Some investors and fund managers focus on returns while neglecting risk. We believe that risk and return are equally important considerations. As a shareholder in the Hancock Horizon Funds, you can expect us to maintain our quality controls and investment disciplines. We will not reach for yield or attempt to enhance return by using securities or methods that are not compatible with the stated objectives of each fund. Our primary goal is to provide a way for investors to participate in the financial markets according to their particular needs. We do so by offering a diversified family of mutual funds that are truly representative of the expected risk and return characteristics of each asset class or investment category.

-----------------------------------                 [Lighthouse graphic Omitted]
MANAGEMENT'S DISCUSSION & ANALYSIS                              JANUARY 31, 2002
-----------------------------------
--------------------------------------------------------------------------------


     The HANCOCK HORIZON TREASURY SECURITIES MONEY MARKET FUND's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund will attempt to achieve this objective by investing exclusively in short-term obligations of the U.S. Treasury and repurchase agreements involving such obligations.
     The Fund has been rated AAAm by Standard & Poor's Corporation.
     For the year, the Fund's largest sector weighting consisted of overnight repurchase agreements collateralized by U.S. Treasury Securities. This structure provided an adequate degree of liquidity to our shareholders in coordination with standard industry requirements for money funds as to the quality, maturity, and diversification of investments.
     For the twelve months ended January 31, 2002, the Fund generated a total return of 3.00% for Trust shares, 2.74% for Sweep Class shares and 2.49% for Class A shares. This compares to a 3.08% return for the iMoney Net, Inc., U.S. Treasury & Repo Average. The Fund's net assets increased from $239 million to $251 million over the fiscal year.
     Looking ahead, an economic recovery is in sight, but the timing is not so clear. A stronger economy should eventually lead to higher interest rates. However, with low inflation and excess capacity, the Fed may not need to raise interest rates in the near future. As a result, short-term interest rates may continue to remain at historic low levels before a secular uptrend develops.

        Comparison of Change in the Value of a $10,000 Investment in the Hancock Horizon Treasury Securities Money Market Fund, Trust Class, Institutional Sweep Class and Class A, versus the iMoneyNet, Inc.,
                        U.S. Treasury & Repo AverageClass

[Line Graph Omitted} Plot points are as follows:

             Hancock Horizon        Hancock Horizon        Hancock Horizon        iMoneyNet, Inc.
           Treasury Securities    Treasury Securities    Treasury Securities     U.S. Securities
                MM Fund,               MM Fund,                MM Fund,              MM Fund,
               TrustClass         Institutional Class          Class A            & Repo Average
5/31/00          10,000                 10,000                 10,000                10,000
Jan-01           10,396                 10,363                 10,379                10,386
Jan-02           10,708                 10,621                 10,664                10,706

--------------------------------------------------------------------------------
                                      One Year                    Annualized
                                       Return                 Inception to Date
--------------------------------------------------------------------------------
Trust Class                             3.00%                       4.19%
--------------------------------------------------------------------------------
Institutional Sweep Class               2.74%                       3.93%
--------------------------------------------------------------------------------
Class A                                 2.49%                       3.68%
--------------------------------------------------------------------------------

FOR THE PERIOD ENDED 1/31/02. PAST PERFORMANCE OF THE PORTFOLIO IS NOT PREDICTIVE OF FUTURE PERFORMANCE. FUND COMMENCED OPERATIONS ON MAY 31, 2000.

----------------------------------------------
MANAGEMENT'S DISCUSSION & ANALYSIS (CONTINUED)
----------------------------------------------
--------------------------------------------------------------------------------

     The HANCOCK HORIZON STRATEGIC INCOME BOND FUND'S investment objective is total return through current income and capital appreciation, consistent with the preservation of capital. The Fund will attempt to achieve this objective by investing in a mix of U.S. Treasury securities, U.S. government agency securities, mortgage-backed securities, and investment grade corporate debt with an intermediate-term duration structure.
     During the fiscal year, the Fund maintained its largest sector position in investment grade corporate debt, representing approximately 45% of the portfolio. The fiscal year ended with the Fund's average maturity of 5.5 years and a weighted average duration of 3.4 years.
     For the twelve months ended January 31, 2002, the Hancock Horizon Strategic Income Bond Fund generated a total return of 6.59% for Trust Class shares, 6.34% for Class A shares without a sales load, 2.10% for Class A shares from which a sales charge has been deducted and 5.76% for Class C Shares. This compares to a 4.18% return for the Lipper General Bond Funds Objective and a 7.78% return for the Lehman Intermediate U.S. Government/ Credit Index.
     Throughout the year, the Fund maintained its strategy of overweighting the corporate bond sector, followed by agency mortgage-backed securities. The balance of the portfolio was comprised of U.S. Treasury and Agency securities.
     Looking ahead, the domestic economy appears poised for a recovery. While a stronger economy should eventually lead to higher interest rates, this may occur later rather than sooner. We believe that good values are available in the corporate and government bond sectors and that real rates are attractive relative to historical norms.
     In light of these conditions, we intend to continue our strategy of pursuing high quality bonds with attractive yields.

    Comparison of Change in the Value of a $10,000 Investment in the
      Hancock Horizon Strategic Income Bond Fund, Trust Class,
  Class A (with load), and Class C, versus the Lehman Intermediate U.S. Government/Credit Index and the Lipper General Bond Funds Objective

[Line Graph Omitted} Plot points are as follows:

          Hancock Horizon      Hancock Horizon       Hancock Horizon         Lehman            Lipper
          Strategic Income     Strategic Income     Strategic Income      Intermediate      General Bond
             Bond Fund,           Bond Fund,           Bond Fund,       U.S. Government/        Funds
            Trust Class       Class A (with load)        Class C          Credit Class        Objective
5/31/00        10,000                9,600               10,000              10,000            10,000
Jan-01         10,856               10,404               10,792              11,034            10,959
Jan-02         11,571               11,064               11,413              11,893            11,331

--------------------------------------------------------------------------------
                                      One Year                   Annualized
                                       Return                Inception to Date
--------------------------------------------------------------------------------
Trust Class                             6.59%                      9.15%
--------------------------------------------------------------------------------
Class A                                 6.34%                      8.89%
--------------------------------------------------------------------------------
Class A, with load                      2.10%                      6.24%
--------------------------------------------------------------------------------
Class C                                 5.76%                      8.25%
--------------------------------------------------------------------------------

FOR THE PERIOD ENDED 1/31/02. PAST PERFORMANCE OF THE PORTFOLIO IS NOT PREDICTIVE OF FUTURE PERFORMANCE. FUND COMMENCED OPERATIONS ON MAY 31, 2000.

                                                    [Lighthouse graphic Omitted]
                                                                JANUARY 31, 2002
--------------------------------------------------------------------------------

     The HANCOCK HORIZON VALUE FUND seeks long-term capital appreciation with a secondary goal of current income.
     At January 31, 2002, common stocks represented 99.5% of the Value Fund's assets. Horizon Advisers chooses stocks that they believe to be "undervalued" based on its fundamental research and analysis of various characteristics, including historic and expected earnings and dividends, sales and market position.
     The Value Fund added positions to Financial, Consumer Staples, and Basic Material stocks over the past year, while reducing positions in Energy and Information Technology stocks.
     The Value Fund's return for the past year for the period ended January 31, 2002 was -0.37% for Trust Class, -0.60% for Class A without a sales charge, -5.80% for Class A Shares from which a sales charge has been deducted and -1.21% for Class C Shares. This compares favorably to the Fund's benchmark, the Frank Russell 1000 Value Index, which returned -6.68% for the same period. Also, according to Lipper, the Fund ranked in the top 25% of 469 Multicap Value Funds. Trust Class was ranked 84th out of 469, Class A was 90th and Class C ranked 102nd.
     Looking ahead we expect that the improving economy will produce a revival in corporate profitability and lead to better returns for common stock investors. However, selectivity will be important and we will continue to emphasize economic sectors that appear most attractive according to our valuation analysis.


        Comparison of Change in the Value of a $10,000 Investment in the
       Hancock Horizon Value Fund, Trust, Class A (with load), or Class C, versus the Frank Russell 1000 Value Index
                      and the Lipper Multi-Cap Value Index

[Line Graph Omitted} Plot points are as follows:

                               Hancock Horizon
           Hancock Horizon       Value Fund       Hancock Horizon   Frank Russell        Lipper
              Value Fund          Class A           Value Fund           1000           Multi-Cap
             Trust Class         (with load)         Class C         Value Index      Value Index
5/31/00         10,000              9,475             10,000            10,000           10,000
Jan-01          11,012             10,414             10,940            10,705           11,133
Jan-02           8,876              8,395              8,800             7,312            6,937

--------------------------------------------------------------------------------
                                      One Year                  Annualized
                                       Return                Inception to Date
--------------------------------------------------------------------------------
Trust Class                            -0.37%                     5.72%
--------------------------------------------------------------------------------
Class A                                -0.60%                     5.45%
--------------------------------------------------------------------------------
Class A, with load                     -5.80%                     2.09%
--------------------------------------------------------------------------------
Class C                                -1.21%                     4.77%
--------------------------------------------------------------------------------

FOR THE PERIOD ENDED 1/31/02. PAST PERFORMANCE OF THE PORTFOLIO IS NOT PREDICTIVE OF FUTURE PERFORMANCE. FUND COMMENCED OPERATIONS ON MAY 31, 2000.

----------------------------------------------
MANAGEMENT'S DISCUSSION & ANALYSIS (CONCLUDED)
----------------------------------------------
--------------------------------------------------------------------------------

     The HANCOCK HORIZON GROWTH FUND seeks capital appreciation by investing primarily in U.S. companies whose sales and earnings are expected to grow at an above average rate.
     At January 31, 2002, common stocks represented 97.2% of the Growth Fund's assets. Horizon Advisers employs a strict quantitative method of analysis in our investment decision making. These measurable quantitative factors include earnings surprise and estimate revision, historical price performance of a stock compared to other stocks in the market, increasing growth as measured by a company's return on equity, and relative price-to-earnings ratio and cash flow.
     The Growth Fund's largest holdings as of January 31, 2002 were in Consumer Discretionary, Information Technology, and Health Care stocks, while Basic Materials, Telecommunications, and Utility stocks accounted for minimal or no exposure.
     The Growth Fund's return for the past year for the period ended January 31, 2002 was -11.24% for Trust Class, -11.40% for Class A without a sales charge, -16.05% for Class A from which a sales charge has been deducted and -12.00% for Class C Shares. This compares favorably to the Fund's benchmark, the Frank Russell 1000 Growth Index, which returned -26.88% for the same period. Also, according to Lipper, the Fund ranked in the top 5% of 454 Multicap Growth Funds. Trust Class was ranked 14th out of 454, Class A was 15th, and Class C was ranked 19th.
     Looking ahead, we anticipate an improving economy and rising corporate profits. While we do not expect a particularly robust recovery, the coming year should be profitable for growth oriented investors. Our focus will continue to be selecting companies which appear reasonably valued compared to expected sales and earnings growth.

        Comparison of Change in the Value of a $10,000 Investment in the
      Hancock Horizon Growth Fund, Trust, Class A (with load), or Class C, versus the Frank Russell 1000 Growth Index
                 and the Lipper Multi-Cap Growth Classification

[Line Graph Omitted} Plot points are as follows:

                              Hancock Horizon                                         Lipper
           Hancock Horizon      Growth Fund     Hancock Horizon    Frank Russell      Multi-Cap
              Growth Fund         Class A         Growth Fund          1000            Growth
              Trust Class       (with load)         Class C        Growth Index    Classification
1/31/01         10,000            9,475            10,000            10,000           10,000
Jan-02           8,876            8,395             8,800             7,312            6,937

....0

--------------------------------------------------------------------------------
                                      One Year                  Annualized
                                       Return                Inception to Date
--------------------------------------------------------------------------------
Trust Class                            -11.24%                    -11.24%
--------------------------------------------------------------------------------
Class A                                 11.40%                    -11.40%
--------------------------------------------------------------------------------
Class A, with load                     -16.05%                    -16.05%
--------------------------------------------------------------------------------
Class C                                -12.00%                    -12.00%
--------------------------------------------------------------------------------

FOR THE PERIOD ENDED 1/31/02. PAST PERFORMANCE OF THE PORTFOLIO IS NOT PREDICTIVE OF FUTURE PERFORMANCE. FUND COMMENCED OPERATIONS ON MAY 31, 2000.

                                                    [Lighthouse graphic Omitted]
                                                                JANUARY 31, 2002
--------------------------------------------------------------------------------

     The HANCOCK HORIZON BURKENROAD FUND seeks long-term capital appreciation by investing in small capitalization stocks and other equity securities of companies located or doing business in Alabama, Florida, Georgia, Louisiana, Mississippi, and Texas.
     At January 31, 2002, common stocks re presented 92.6% of the Burkenroad Fund's assets. Horizon Advisers intends to utilize Tulane University's Burkenroad Reports as a primary source of investment research, but also employs its own fundamental research and analysis in its investment decision making. In selecting securities, Horizon Advisers primarily considers sales and expense trends, market position, historic and expected earnings and dividends.
     The Burkenroad Fund's largest holdings as of January 31, 2002 were in Consumer Discretionary, Industrials, and Energy stocks, while Telecommunications and Information Technology stocks accounted for minimal or no exposure.
     The Burkenroad Fund started on December 31, 2001. The Fund returned .33% for both Class A and Class D. This compares favorably to the Fund's benchmark, the Frank Russell 2000 Index which returned -1.04% for the same period.

------------------------
STATEMENT OF NET ASSETS
------------------------
--------------------------------------------------------------------------------

TREASURY SECURITIES MONEY MARKET FUND

--------------------------------------------------------------------------------
[Pie Chart Omitted] Plot points are as follows:

Repurchase Agreements - 66.4%
U.S. Treasury Bills - 33.6%
% of Total Portfolio Investments

--------------------------------------------------------------------------------
                                   FACE AMOUNT VALUE
DESCRIPTION                           (000)     (000)
--------------------------------------------------------------------------------

TREASURY OBLIGATIONS (B)--33.7%
   U.S. Treasury Bills
     2.125%, 02/14/02                $25,000 $ 24,981
     1.712%, 05/02/02                 30,000   29,872
     1.774%, 07/05/02                 10,000    9,925
     1.822%, 08/01/02                 20,000   19,819

--------------------------------------------------------------------------------
   TOTAL TREASURY OBLIGATIONS (COST $84,597)   84,597
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--66.5%
   ABN Amro
     1.820%, dated 01/31/02, matures
     02/01/02, repurchase price
     $9,595,198 (collateralized
     by U.S. Treasury Note, total
     market value: $9,787,017) (A)     9,595    9,595
   Deutsche Bank
     1.839%, dated 01/31/02, matures
     02/01/02, repurchase price
     $57,741,667 (collateralized by
     various U.S. Treasury obligations,
     total market value:
     $58,893,490) (A)                 57,739   57,739

--------------------------------------------------------------------------------
                                    FACE AMOUNT VALUE
DESCRIPTION                            (000)     (000)
--------------------------------------------------------------------------------

   Greenwich Capital
     1.829%, dated 01/31/02, matures
     02/01/02, repurchase price
     $9,701,919 (collateralized by
     U.S. Treasury Note, total market
     value: $9,898,866) (A)           $9,701 $  9,701
   JP Morgan Chase
     1.829%, dated 01/31/02, matures
     02/01/02, repurchase price
     $9,905,360 (collateralized by
     U.S. Treasury STRIPS, total market
     value: $10,106,612) (A)           9,905    9,905
   Lehman Brothers Holdings
     1.789%, dated 01/31/02, matures
     02/01/02, repurchase price
     $9,444,387 (collateralized by
     U.S. Treasury Bond, total market
     value: $9,640,108) (A)            9,444    9,444
   Merrill Lynch
     1.800%, dated 01/31/02, matures
     02/01/02, repurchase price
     $5,720,885 (collateralized by
     U.S. Treasury STRIPS, total market
     value: $5,835,917) (A)            5,720    5,720
   Morgan Stanley
     1.800%, dated 01/31/02, matures
     02/01/02, repurchase price
     $7,941,026 (collateralized by
     U.S. Treasury STRIPS, total market
     value: $8,099,569) (A)            7,941    7,941
   UBS Warburg
     1.829%, dated 01/31/02, matures
     02/01/02, repurchase price
     $56,796,096 (collateralized by
     U.S. Treasury Bond, total market
     value: $57,933,796) (A)          56,793   56,793

--------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENTS
      (COST $166,838)                         166,838
--------------------------------------------------------------------------------

   TOTAL INVESTMENTS--100.2%
      (COST $251,435)                         251,435
--------------------------------------------------------------------------------

   OTHER ASSETS AND LIABILITIES, NET--(0.2)%
        Other Assets and Liabilities, Net        (387)
--------------------------------------------------------------------------------

                                                    [Lighthouse graphic Omitted]
                                                                JANUARY 31, 2002
--------------------------------------------------------------------------------

TREASURY SECURITIES MONEY MARKET FUND (CONCLUDED)

--------------------------------------------------------------------------------
------------------------------------------------------
                                                Value
Description                                      (000)
------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Class Shares
   (unlimited authorization -- no par value)
   based on 135,513,921 outstanding shares
   of beneficial interest                    $135,514
Fund shares of the Institutional Sweep Class
   Shares (unlimited authorization --
   no par value) based on 83,702,251
   outstanding shares of beneficial
   interest                                    83,702
Fund shares of the Class A Shares
   (unlimited authorization -- no par value)
   based on 31,831,764 outstanding shares
   of beneficial interest                      31,832

------------------------------------------------------
   TOTAL NET ASSETS--100.0%                  $251,048
------------------------------------------------------

NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE --
   TRUST CLASS SHARES                           $1.00
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE --
   INSTITUTIONAL SWEEP CLASS SHARES             $1.00
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE --
   CLASS A SHARES                               $1.00

------------------------------------------------------
(A) Tri-party Repurchase Agreement.
(B) Effective yield of security at time of purchase.
STRIPS -- Separate Trading of Registered Interest and Principal of Securities. The accompanying notes are an integral part of the financial statements.

------------------------
STATEMENT OF NET ASSETS
------------------------
--------------------------------------------------------------------------------

STRATEGIC INCOME BOND FUND

--------------------------------------------------------------------------------

[Pie Chart Omitted] Plot points are as follows:

Repurchase Agreements - 5.5%
U.S. Treasury Obligations - 12.3%
Corporate Bonds - 39.0%
U.S. Government Agency Obligations - 6.3%
U.S. Government Mortgage-Backed Obligations - 29.3%
Collaterized Mortgage Obligations - 6.0%
Commercial Paper - 1.6%
% of Total Portfolio Investments


--------------------------------------------------------------------------------
                                   FACE AMOUNT VALUE
DESCRIPTION                           (000)     (000)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS--12.4%
   U.S. Treasury Notes
     7.500%, 02/15/05               $1,350   $  1,493
     6.625%, 05/15/07                  550        603
     6.500%, 08/15/05                1,000      1,082
     6.250%, 08/31/02                  500        512
     6.000%, 08/15/04                  500        531
     5.875%, 11/15/04                  500        529
     5.750%, 08/15/03                1,000      1,045

------------------------------------------------------
   TOTAL U.S. TREASURY
      OBLIGATIONS (COST $5,454)                 5,795
------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS--6.4%
   FHLB
     7.625%, 05/15/07                  500        561
     7.250%, 05/15/02                  500        508
     7.250%, 05/15/03                  500        529
     6.875%, 08/15/03                  500        529
   FNMA
     7.500%, 02/11/02                  850        851

------------------------------------------------------
   TOTAL U.S. GOVERNMENT AGENCY
     OBLIGATIONS (COST $2,862)                   2,978
------------------------------------------------------


------------------------------------------------------
                                  FACE AMOUNT    VALUE
DESCRIPTION                          (000)       (000)
------------------------------------------------------

U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS--29.4%
   FHLMC
     8.000%, 11/01/27               $  551     $  587
     7.000%, 12/01/06                   96         99
     7.000%, 12/01/14                  123        127
     7.000%, 04/01/15                  451        469
     6.500%, 01/01/32                2,000      2,016
   FNMA
     7.500%, 04/01/15                    2          2
     7.500%, 12/01/30                  386        402
     7.000%, 12/01/06                  131        136
     7.000%, 07/01/07                  527        541
     7.000%, 12/01/09                  123        129
     6.500%, 01/01/32                2,000      2,015
   GNMA
     8.000%, 05/15/30                  346        365
     7.500%, 08/15/12                  113        120
     7.500%, 09/15/13                   91         96
     7.500%, 12/20/29                   98        103
     7.500%, 06/15/30                  564        589
     7.000%, 01/15/31                1,712      1,760
     6.500%, 06/15/08                   20         21
     6.500%, 10/15/08                   21         22
     6.500%, 09/15/13                  263        271
     6.500%, 03/15/14                  306        315
     6.500%, 04/15/14                  208        214
     6.500%, 03/15/16                  854        880
     6.500%, 03/15/31                  464        468
     6.500%, 07/15/31                  995      1,004
     6.500%, 02/21/32                 1,000     1,008

------------------------------------------------------
   TOTAL U.S. GOVERNMENT MORTGAGE
   BACKED OBLIGATIONS (COST $13,562)           13,759
------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS--6.1%
   FHLMC
     6.500%, 11/15/20                 1,000     1,020
     6.000%, 10/15/07                 1,785     1,814

------------------------------------------------------
   TOTAL COLLATERALIZED MORTGAGE
   OBLIGATIONS (COST $2,829)                    2,834
------------------------------------------------------
CORPORATE BONDS--39.3%
   Automotive--1.6%
     General Motors
       7.100%, 03/15/06                750        768
------------------------------------------------------
   TOTAL AUTOMOTIVE                               768
------------------------------------------------------

                                                    [Lighthouse graphic Omitted]

                                                                JANUARY 31, 2002
--------------------------------------------------------------------------------

STRATEGIC INCOME BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
------------------------------------------------------
                                  FACE AMOUNT   VALUE
DESCRIPTION                          (000)      (000)
------------------------------------------------------
   Banks--12.6%
     Bank of America
       7.400%, 01/15/11              $2,000    $2,153
       7.000%, 05/15/03                 500       523
     Bank One
       6.500%, 02/01/06               2,000     2,092
     First Union National Bank
       7.875%, 02/15/10                 500       550
     SunTrust Bank
       7.750%, 05/01/10                 500       548
------------------------------------------------------
   TOTAL BANKS                                  5,866
------------------------------------------------------
   Chemicals--0.5%
     E I Du Pont de Nemours
       6.750%, 10/15/04                 200       214
------------------------------------------------------
   TOTAL CHEMICALS                                214
------------------------------------------------------
   Financial Services--10.1%
     Ford Motor Credit
       7.375%, 02/01/11                 650       644
     General Electric Capital,
       Series A, MTN
       6.875%, 11/15/10               1,000     1,071
     General Motors Acceptance
       6.625%, 10/01/02                 200       204
     Lehman Brothers Holdings
       7.000%, 02/01/08               1,000     1,042
     Merrill Lynch
       6.875%, 03/01/03                 600       624
     Morgan Stanley
       7.125%, 01/15/03                 500       521
     Wells Fargo
       6.375%, 09/15/02                 600       614
------------------------------------------------------
   TOTAL FINANCIAL SERVICES                     4,720
------------------------------------------------------
   Food, Beverage & Tobacco--4.4%
     Campbell Soup
       6.750%, 02/15/11               1,000     1,044
     Conagra Foods
       6.750%, 09/15/11               1,000     1,032
------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO               2,076
------------------------------------------------------


------------------------------------------------------
                                   FACE AMOUNT  VALUE
DESCRIPTION                           (000)     (000)
------------------------------------------------------
   Petroleum Refining--4.4%
     Conoco
       6.350%, 04/15/09              $2,000    $ 2,038
------------------------------------------------------
   TOTAL PETROLEUM REFINING                     2,038
------------------------------------------------------
   Semi-Conductors/Instruments--3.3%
     Texas Instruments
       6.125%, 02/01/06               1,500     1,524
------------------------------------------------------
   TOTAL SEMI-CONDUCTORS/INSTRUMENTS            1,524
------------------------------------------------------
   Telephones & Telecommunication--2.4%
     AT&T
       7.000%, 05/15/05                 500       515
     WorldCom
       7.875%, 05/15/03                 600       620

------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATION         1,135
------------------------------------------------------
   TOTAL CORPORATE BONDS (COST $17,839)        18,341
------------------------------------------------------
COMMERCIAL PAPER--1.6%
   General Electric
     3.740%, 03/26/02                   750       750

------------------------------------------------------
   TOTAL COMMERCIAL PAPER (COST $750)             750
------------------------------------------------------
REPURCHASE AGREEMENT--5.5%
   UBS Warburg
     1.829%, dated 01/31/02, matures
     02/01/02, repurchase price
     $2,580,456 (collateralized by
     U.S. Treasury Bond, total market
     value:$2,634,281)(A)             2,580     2,580

------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT (COST $2,580)     2,580
------------------------------------------------------
   TOTAL INVESTMENTS--100.7% (COST $45,876)    47,037
------------------------------------------------------
   OTHER ASSETS AND LIABILITIES, NET--(0.7)%
       Other Assets and Liabilities, Net         (337)
------------------------------------------------------

-----------------------
STATEMENT OF NET ASSETS
-----------------------
--------------------------------------------------------------------------------

STRATEGIC INCOME BOND FUND (CONCLUDED)
--------------------------------------------------------------------------------

-----------------------------------------------------
                                                VALUE
DESCRIPTION                                     (000)
-----------------------------------------------------
NET ASSETS:
Fund shares of the Trust Class Shares
  (unlimited authorization -- no par value)
  based on 2,968,815 outstanding shares
  of beneficial interest                      $44,894
Fund shares of the Class A Shares
   (unlimited authorization -- no par value)
   based on 32,417 outstanding shares
   of beneficial interest                         515
Fundshares of the Class C Shares
   (unlimited authorization -- no par value)
   based on 73 outstanding shares
   of beneficial interest                           1
Undistributed net investment income                13
Accumulated net realized gain on investments      116
Net unrealized appreciation on investments      1,161

-----------------------------------------------------
   TOTAL NET ASSETS--100.0%                 $46,700
-----------------------------------------------------
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE --
   TRUST CLASS SHARE                           $15.56
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE --
   CLASS A SHARES                              $15.55
MAXIMUM OFFERING PRICE PER SHARE --
   CLASS A SHARES ($15.55 / 96.00%)            $16.20
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE --
   CLASS C SHARES                              $15.58

-----------------------------------------------------
(A) Tri-party repurchase agreement.
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
MTN - Medium Term Note
The accompanying notes are an integral part of the financial statements.

                                                    [Lighthouse graphic Omitted]

                                                               JANUARY 31, 2002
--------------------------------------------------------------------------------

VALUE FUND

--------------------------------------------------------------------------------
[Pie Chart Omitted]
plot points are as follows:
Repurchase Agreements - 0.5%
Common Stock - 99.5%
% of Total Portfolio Investments

-----------------------------------------------------
                                                VALUE
DESCRIPTION                          SHARES     (000)
-----------------------------------------------------
COMMON STOCK--99.5%
   Aerospace & Defense--2.4%
     Boeing                          11,000    $  451
     Northrop Grumman                 3,596       401
-----------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                      852
-----------------------------------------------------
   Air Transportation--1.6%
     Airborne                        38,000       587
-----------------------------------------------------
   TOTAL AIR TRANSPORTATION                       587
-----------------------------------------------------
   Apparel/Textiles--1.4%
     Mohawk Industries*               9,000       495
-----------------------------------------------------
   TOTAL APPAREL/TEXTILES                         495
-----------------------------------------------------
   Banks--19.1%
     Associated Banc-Corp            15,000       520
     Astoria Financial               18,000       522
     Bank of America                  9,000       567
     Compass Bancshares              18,000       521

-----------------------------------------------------
                                                VALUE
DESCRIPTION                          SHARES     (000)
-----------------------------------------------------
   Banks -- Continued
     First Tennessee National        15,000    $  512
     Golden West Financial            9,000       573
     Greenpoint Financial            13,000       558
     Hibernia, Cl A                  29,000       520
     Marshall & Ilsley                9,000       532
     National City                   18,000       506
     North Fork Bancorporation       16,000       533
     SouthTrust                      21,000       517
     Washington Mutual               15,000       515

-----------------------------------------------------
   TOTAL BANKS                                  6,896
-----------------------------------------------------
   Building & Construction--1.5%
     Centex                           9,000       535
-----------------------------------------------------
   TOTAL BUILDING & CONSTRUCTION                  535
-----------------------------------------------------
   Casinos & Hotels--1.3%
     Harrah's Entertainment*         12,000       458
-----------------------------------------------------
   TOTAL CASINOS & HOTELS                         458
-----------------------------------------------------
   Chemicals--1.7%
     Albemarle                       14,000       328
     Cabot                            9,000       302
-----------------------------------------------------
   TOTAL CHEMICALS                                630
-----------------------------------------------------
   Containers & Packaging--2.7%
     Bemis                            9,000       454
     Pactiv*                         29,000       522
-----------------------------------------------------
   TOTAL CONTAINERS & PACKAGING                   976
-----------------------------------------------------
   Diversified Manufacturing--1.3%
     Harsco                          13,000       458
-----------------------------------------------------
   TOTAL DIVERSIFIED MANUFACTURING                458
-----------------------------------------------------
   Electrical Utilities--6.7%
     Allegheny Energy                13,000       428
     Cinergy                         10,190       329
     Duke Energy                      7,580       264
     FirstEnergy                     16,740       623
     Pinnacle West Capital           11,000       438
     PNM Resources                   13,280       359
-----------------------------------------------------
   TOTAL ELECTRICAL UTILITIES                   2,441
-----------------------------------------------------

-----------------------
STATEMENT OF NET ASSETS
-----------------------
--------------------------------------------------------------------------------

VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
-----------------------------------------------------
                                                VALUE
DESCRIPTION                          SHARES     (000)
-----------------------------------------------------
   Financial Services--8.9%
     Countrywide Credit              14,000    $  556
     Deluxe                          12,000       552
     Fannie Mae                       7,000       567
     Freddie Mac                      8,000       537
     Household International          9,000       461
     USA Education                    6,000       540

-----------------------------------------------------
   TOTAL FINANCIAL SERVICES                     3,213
-----------------------------------------------------
   Food, Beverage & Tobacco--10.4%
     Brown-Forman, Cl B               6,400       419
     Dean Foods*                      5,730       375
     Dole Food                       20,000       560
     Interstate Bakeries             20,000       482
     McCormick                       10,200       451
     Pepsi Bottling Group            20,000       461
     Philip Morris                   10,000       501
     Universal                       14,000       512

-----------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO               3,761
-----------------------------------------------------
   Gas/Natural Gas--1.9%
     Questar                         13,400       321
     Sempra Energy                   15,000       359
-----------------------------------------------------
   TOTAL GAS/NATURAL GAS                          680
-----------------------------------------------------
   Household Products--1.4%
     RPM                             35,000       517
-----------------------------------------------------
   TOTAL HOUSEHOLD PRODUCTS                       517
-----------------------------------------------------
   Insurance -- 10.3%
     AMBAC Financial Group            8,000       477
     John Hancock Financial Services 13,000       499
     MGIC Investment                  8,000       536
     Old Republic International      20,000       590
     PMI Group                        8,000       565
     Protective Life                 18,000       518
     Torchmark                       14,000       532

-----------------------------------------------------
   TOTAL INSURANCE                              3,717
-----------------------------------------------------
   Marine Transportation--0.7%
     Overseas Shipholding Group      12,930       263

-----------------------------------------------------
   TOTAL MARINE TRANSPORTATION                    263
-----------------------------------------------------


-----------------------------------------------------
                                                VALUE
DESCRIPTION                          SHARES     (000)
-----------------------------------------------------
   Medical Products & Services--3.7%
     Healthsouth*                    37,000    $  433
     Hillenbrand Industries           9,000       515
     Manor Care*                     20,000       398

-----------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES            1,346
-----------------------------------------------------
   Metals & Mining--0.9%
     Precision Castparts             12,000       337

-----------------------------------------------------
   TOTAL METALS & MINING                          337
-----------------------------------------------------
   Miscellaneous Business
    Services--1.5%
     Gtech Holdings*                 11,000       560
-----------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES          560
-----------------------------------------------------

   Office Furniture & Fixtures--1.4%
     Johnson Controls                 6,000       504

-----------------------------------------------------
   TOTAL OFFICE FURNITURE & FIXTURES              504
-----------------------------------------------------

   Paper & Paper Products--1.1%
     Glatfelter                      26,000       392

-----------------------------------------------------
   TOTAL PAPER & PAPER PRODUCTS                   392
-----------------------------------------------------

   Petroleum & Fuel Products--1.1%
     Occidental Petroleum            15,500       402

-----------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                402
-----------------------------------------------------

   Petroleum Refining--4.8%
     Ashland                         10,500       491
     ChevronTexaco                    3,320       278
     Exxon Mobil                      7,280       284
     Phillips Petroleum               6,000       351
     Valero Energy                    7,411       341

-----------------------------------------------------
   TOTAL PETROLEUM REFINING                     1,745
-----------------------------------------------------

   Professional Services--1.5%
     Apollo Group, Cl A*             12,000       560

-----------------------------------------------------
   TOTAL PROFESSIONAL SERVICES                    560
-----------------------------------------------------

   Railroads--1.4%
     Union Pacific                    8,000       496

-----------------------------------------------------
   TOTAL RAILROADS                                496
-----------------------------------------------------

                                                    [Lighthouse graphic Omitted]

                                                               JANUARY 31, 2002
--------------------------------------------------------------------------------

VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
------------------------------------------------------
                                   SHARES/FACE   VALUE
DESCRIPTION                       AMOUNT (000)   (000)
------------------------------------------------------
   Retail--7.2%
     Albertson's                     15,000    $ 431
     Brinker International*          17,000      574
     Darden Restaurants              16,000      659
     Sears, Roebuck                   9,000      476
     Wendy's International           15,000      468
----------------------------------------------------
   TOTAL RETAIL                                2,608
----------------------------------------------------
   Wholesale--1.6%
     Supervalu                       23,000      568
----------------------------------------------------
   TOTAL WHOLESALE                               568
----------------------------------------------------
   TOTAL COMMON STOCK (COST $31,961)          35,997
----------------------------------------------------
REPURCHASE AGREEMENT--0.5%
   Morgan Stanley
     1.550% dated 01/31/02, matures
     02/01/02, repurchase price
     $187,454 collateralized by
     U.S. Treasury Note, total market
     value: $192,160)(A)               $187      187
----------------------------------------------------
   TOTAL REPURCHASE AGREEMENT (COST $187)        187
----------------------------------------------------
   TOTAL INVESTMENTS--100.0% (COST $32,148)   36,184
----------------------------------------------------
   OTHER ASSETS AND LIABILITIES, NET--0.0%
       Other Assets and Liabilities, Net           7
----------------------------------------------------
NET ASSETS:
Fund shares of the Trust Class Shares
 (unlimited authorization -- no par value)
  based on 2,200,020 outstanding shares
  of beneficial interest                      33,869
Fund shares of the Class A Shares
 (unlimited authorization -- no par value)
  based on 18,834 outstanding shares
  of beneficial interest                         303
Fund shares of the Class C Shares
 (unlimited authorization -- no par value)
  based on 73 outstanding shares
  of beneficial interest                           1
Undistributed net investment income               13
Accumulated net realized loss on investments  (2,031)
Net unrealized appreciation on investments     4,036


----------------------------------------------------
   TOTAL NET ASSETS--100.0%                  $36,191
----------------------------------------------------


----------------------------------------------------

DESCRIPTION                                    VALUE
----------------------------------------------------
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE--
   TRUST CLASS SHARES                         $16.31
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE--
   CLASS A SHARES                             $16.29
MAXIMUM OFFERING PRICE PER SHARE --
   CLASS A SHARES ($16.29 / 94.75%)           $17.19
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE--
   CLASS C SHARES                             $16.21

----------------------------------------------------
* Non-income producing security.
(A) Tri-party repurchase agreement.
Cl -- Class
The accompanying notes are an integral part of the financial statements.

-----------------------
STATEMENT OF NET ASSETS
-----------------------
--------------------------------------------------------------------------------

GROWTH FUND

--------------------------------------------------------------------------------
Pie Chart Omitted]
plot points are as follows:
Repurchase Agreements - 2.8%
Common Stock - 97.2%
% of Total Portfolio Investments
-----------------------------------------------------
                                                VALUE
DESCRIPTION                          SHARES     (000)
-----------------------------------------------------
COMMON STOCK--99.6%
   Aircraft--2.6%
     General Dynamics                 2,300   $  206
     Lockheed Martin                  3,960      210
----------------------------------------------------
   TOTAL AIRCRAFT                                416
----------------------------------------------------
   Banks--1.2%
     Washington Mutual                5,730      197
----------------------------------------------------
   TOTAL BANKS                                   197
----------------------------------------------------
   Building & Construction--1.7%
     Lennar                           4,700      261
----------------------------------------------------
   TOTAL BUILDING & CONSTRUCTION                 261
----------------------------------------------------
   Chemicals--1.0%
     Cabot Microelectronics*          2,320      154
----------------------------------------------------
   TOTAL CHEMICALS                               154
----------------------------------------------------

----------------------------------------------------
                                               VALUE
DESCRIPTION                          SHARES    (000)
----------------------------------------------------
   Communications Equipment--1.5%
     L-3 Communications Holdings*     2,240    $ 230
----------------------------------------------------
   TOTAL COMMUNICATIONS EQUIPMENT                230
----------------------------------------------------
   Computer Software--9.0%
     Cendant*                         9,547      167
     Citrix Systems*                  7,700      133
     Computer Associates
      International                   5,900      203
     Compuware*                      15,500      211
     Intuit*                          4,800      188
     Microsoft*                       3,100      198
     Network Associates*             10,440      313
----------------------------------------------------
   TOTAL COMPUTER SOFTWARE                     1,413
----------------------------------------------------
   Computers & Services--14.6%
     Affiliated Computer
      Services, Cl A*                 2,500      239
     Autodesk                         3,920      161
     Cadence Design Systems*         10,300      244
     CDW Computer Centers*            4,200      233
     CSG Systems International*       5,100      189
     Electronic Data Systems          4,000      250
     First Data                       2,900      240
     Fiserv*                          4,195      178
     International Game Technology*   4,100      270
     Storage Technology*             11,940      292
----------------------------------------------------
   TOTAL COMPUTERS & SERVICES                  2,296
----------------------------------------------------
   Drugs--8.8%
     Barr Laboratories*               3,100      226
     Covance*                        12,700      225
     Forest Laboratories*             2,800      232
     King Pharmaceuticals*            6,000      219
     Millennium Pharmaceuticals*      7,400      141
     Mylan Laboratories               6,360      214
     Pfizer                           3,270      136
----------------------------------------------------
   TOTAL DRUGS                                 1,393
----------------------------------------------------
   Financial Services--4.3%
     AmeriCredit*                     5,490      122
     Concord EFS*                     5,720      167
     H&R Block                        4,380      203
     MBNA                             5,320      186
----------------------------------------------------
   TOTAL FINANCIAL SERVICES                      678
----------------------------------------------------

                                                    [Lighthouse graphic Omitted]

                                                                JANUARY 31, 2002
--------------------------------------------------------------------------------

GROWTH FUND (CONTINUED)

--------------------------------------------------------------------------------
-----------------------------------------------------
                                                VALUE
DESCRIPTION                          SHARES     (000)
-----------------------------------------------------
   Food, Beverage & Tobacco--2.6%
     Dreyer's Grand Ice Cream         6,000    $ 232
     Starbucks*                       7,670      182
----------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                414
----------------------------------------------------
   Gas/Natural Gas--1.2%
     Western Gas Resources            6,000      183
----------------------------------------------------
   TOTAL GAS/NATURAL GAS                         183
----------------------------------------------------
   Insurance--7.8%
     Health Net*                      8,810      196
     Oxford Health Plans*             8,000      296
     Progressive                      1,500      222
     UnitedHealth Group               2,600      193
     Wellpoint Health Networks*       2,520      320
----------------------------------------------------
   TOTAL INSURANCE                             1,227
----------------------------------------------------
   Manufacturing--1.8%
     Coach*                           6,000      277
----------------------------------------------------
   TOTAL MANUFACTURING                           277
----------------------------------------------------
   Measuring Devices--1.6%
     Kla-Tencor*                      4,540      260
----------------------------------------------------
   TOTAL MEASURING DEVICES                       260
----------------------------------------------------
   Medical Products & Services--9.9%
     Biogen*                          3,700      201
     Dentsply International           4,400      218
     FEI*                             5,400      181
     First Health Group*              7,810      198
     HCA                              4,640      197
     Lincare Holdings*                6,710      178
     Quest Diagnostics*               2,730      189
     St. Jude Medical*                2,580      205
----------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES           1,567
----------------------------------------------------
   Motorcycles, Bicycles & Parts--1.4%
     Harley-Davidson                  4,000      228
----------------------------------------------------
   TOTAL MOTORCYCLES, BICYCLES & PARTS           228
----------------------------------------------------
   Petroleum Refining--1.5%
     Valero Energy                    5,000      230
----------------------------------------------------
   TOTAL PETROLEUM REFINING                      230
----------------------------------------------------

----------------------------------------------------
                                               VALUE
DESCRIPTION                          SHARES    (000)
----------------------------------------------------
   Printing & Publishing--1.4%
     Harte-Hanks                      7,900    $ 227

----------------------------------------------------
   TOTAL PRINTING & PUBLISHING                   227
----------------------------------------------------

   Professional Services--1.3%
     Jacobs Engineering Group*        3,100      198

----------------------------------------------------
   TOTAL PROFESSIONAL SERVICES                   198
----------------------------------------------------

   Recreation--1.4%
     International Speedway, Cl A     5,500      224

----------------------------------------------------
   TOTAL RECREATION                              224
----------------------------------------------------
   Retail--15.3%
     Autozone*                        3,750      254
     Bed Bath & Beyond*               6,060      209
     Best Buy*                        3,660      271
     Circuit City Stores              9,370      280
     Family Dollar Stores             6,370      215
     Home Depot                       4,500      225
     Lands' End*                      6,000      295
     Lowe's                           4,470      206
     Target                           4,410      196
     Williams-Sonoma*                 5,550      255
----------------------------------------------------
   TOTAL RETAIL                                2,406
----------------------------------------------------
   Semi-Conductors/Instruments--3.3%
     Nvidia*                          5,600      368
     Semtech*                         4,500      156

----------------------------------------------------
   TOTAL SEMI-CONDUCTORS/INSTRUMENTS             524
----------------------------------------------------
   Trucking--1.4%
     Hunt (JB) Transport Services*    7,800      217

----------------------------------------------------
   TOTAL TRUCKING                                217
----------------------------------------------------
   Wholesale--3.0%
     Sysco                            8,100      240
     Tech Data*                       4,500      227
----------------------------------------------------
   TOTAL WHOLESALE                               467
----------------------------------------------------
   TOTAL COMMON STOCK (COST $13,646)          15,687
----------------------------------------------------

-----------------------
STATEMENT OF NET ASSETS
-----------------------
--------------------------------------------------------------------------------

GROWTH FUND (CONCLUDED)

--------------------------------------------------------------------------------
----------------------------------------------------
                                   FACE AMOUNT VALUE
DESCRIPTION                           (000)    (000)
----------------------------------------------------


REPURCHASE AGREEMENT--2.9%
   Morgan Stanley
     1.550%, dated 01/31/02, matures
     02/01/02, repurchase price
     $451,365 (collateralized by
     U.S. Treasury Note, total market
     value: $462,695) (A)             $451  $    451
----------------------------------------------------
   TOTAL REPURCHASE AGREEMENT (COST $451)        451
----------------------------------------------------

   TOTAL INVESTMENTS--102.5% (COST $14,097)   16,138
----------------------------------------------------

   OTHER ASSETS AND LIABILITIES, NET--(2.5)%
       Other Assets and Liabilities, Net        (397)
----------------------------------------------------

NET ASSETS:
Fund shares of the Trust Class Shares
 (unlimited authorization -- no par value)
  based on 1,172,229 outstanding shares
  of beneficial interest                      15,345
Fund shares of the Class A Shares
 (unlimited authorization -- no par value)
  based on 10,138 outstanding shares
  of beneficial interest                        134
Fund shares of the Class C Shares
 (unlimited authorization -- no par
  value) based on 73 outstanding
  shares of beneficial interest                   1
Accumulated net realized loss on investments (1,780)
Net unrealized appreciation on investments    2,041

---------------------------------------------------
   TOTAL NET ASSETS--100.0%                 $15,741
---------------------------------------------------
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE--
   TRUST CLASS SHARES                        $13.31
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE--
   CLASS A SHARES                            $13.31
MAXIMUM OFFERING PRICE PER SHARE--
   CLASS A SHARES ($13.31 / 94.75%)          $14.05
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE--
   CLASS C SHARES                            $13.20

---------------------------------------------------
* Non-income producing security.
(A) Tri-party repurchase agreement.
Cl -- Class
The accompanying notes are an integral part of the financial statements.

                                                    [Lighthouse graphic Omitted]

                                                                JANUARY 31, 2002
--------------------------------------------------------------------------------

BURKENROAD FUND

--------------------------------------------------------------------------------
[Pie Chart Omitted]
plot points are as follows:
Repurchase Agreements - 7.4%
Common Stock - 92.6%
% of Total Portfolio Investments

-----------------------------------------------------
                                                VALUE
DESCRIPTION                          SHARES     (000)
-----------------------------------------------------

COMMON STOCK--95.8%
   Aircraft--1.9%
     Petroleum Helicopters*           560      $  12

----------------------------------------------------
   TOTAL AIRCRAFT                                 12
----------------------------------------------------

   Automotive--0.9%
     Group 1 Automotive*              220          6

----------------------------------------------------
   TOTAL AUTOMOTIVE                                6
----------------------------------------------------
   Banks--9.1%
     Alabama National Bancorp         190          6
     BankAtlantic Bancorp, Cl A       620          7
     Coastal Bancorp                  200          6
     Harbor Florida Bancshares        300          6
     Iberiabank                       560         16
     Teche Holding                    750         17

----------------------------------------------------
   TOTAL BANKS                                    58
----------------------------------------------------

   Broadcasting, Newspapers and
    Advertising--2.7%
     Lamar Advertising*               330         12
     SBA Communications*              750          5

----------------------------------------------------
   TOTAL BROADCASTING, NEWSPAPERS AND ADVERTISING 17
----------------------------------------------------

----------------------------------------------------
                                               VALUE
DESCRIPTION                          SHARES    (000)
----------------------------------------------------

   Chemicals--2.7%
     Chemfirst                        690      $  17
----------------------------------------------------
   TOTAL CHEMICALS                                17
----------------------------------------------------
   Correctional Institutions--1.1%
     Wackenhut Corrections*           400          7
----------------------------------------------------
   TOTAL CORRECTIONAL INSTITUTIONS                 7
----------------------------------------------------

   Drugs--1.6%
     Nabi*                            500          5
     Serologicals*                    260          5
----------------------------------------------------
   TOTAL DRUGS                                    10
----------------------------------------------------

   Electrical Services &
    Equipment--3.5%
     Cleco                            730         15
     Helen Of Troy Ltd*               450          7
----------------------------------------------------
   TOTAL ELECTRICAL SERVICES & EQUIPMENT          22
----------------------------------------------------

   Electronic Components &
    Equipment--0.9%
     EMS Technologies*                350          6
----------------------------------------------------
   TOTAL ELECTRONIC COMPONENTS & EQUIPMENT         6
----------------------------------------------------

   Food, Beverage & Tobacco--5.0%
     Riviana Foods                    800         16
     Sanderson Farms                  720         16
----------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                 32
----------------------------------------------------

   Gas/Natural Gas--2.7%
     EnergySouth                      640         17
----------------------------------------------------
   TOTAL GAS/NATURAL GAS                          17
----------------------------------------------------

   Leasing & Renting--1.1%
     Universal Compression Holdings*  290          7
----------------------------------------------------
   TOTAL LEASING & RENTING                         7
----------------------------------------------------

   Machinery--0.9%
     Powell Industries*               300          6
----------------------------------------------------
   TOTAL MACHINERY                                 6
----------------------------------------------------

   Marine Transportation & Services--5.3%
     Conrad Industries*             2,880         12
     Kirby*                           590         16
     Trico Marine Services*         1,000          6
----------------------------------------------------
   TOTAL MARINE TRANSPORTATION & SERVICES         34
----------------------------------------------------

-----------------------
STATEMENT OF NET ASSETS
-----------------------
--------------------------------------------------------------------------------

BURKENROAD FUND (CONTINUED)

--------------------------------------------------------------------------------

-----------------------------------------------------
                                                VALUE
DESCRIPTION                          SHARES     (000)
-----------------------------------------------------

   Measuring Devices--2.5%
     Input/Output*                  1,870   $     16
----------------------------------------------------
   TOTAL MEASURING DEVICES                        16
----------------------------------------------------

   Medical Products & Services--3.7%
     Ameripath*                       200          6
     Cryolife*                        180          5
     Pediatrix Medical Group*         160          6
     Theragenics*                     700          6
----------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES              23
----------------------------------------------------

   Miscellaneous Business Services--5.2%
     Dycom Industries*                320          5
     Packaged Ice*                 10,350         12
     Stewart Enterprises, Cl A*     2,560         16
----------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES          33
----------------------------------------------------

   Office Furniture & Fixtures--1.1%
     Global Imaging Systems*          370          7
----------------------------------------------------
   TOTAL OFFICE FURNITURE & FIXTURES               7
----------------------------------------------------

   Paper & Paper Products--1.1%
     Rock-Tenn, Cl A                  380          7
----------------------------------------------------
   TOTAL PAPER & PAPER PRODUCTS                    7
----------------------------------------------------

   Petroleum & Fuel Products--15.9%
     Cabot Oil & Gas, Cl A            230          5
     Denbury Resources*             1,000          7
     Gulf Island Fabrication*       1,450         17
     Newpark Resources*             2,300         16
     Osca*                            820         15
     Petroquest Energy*             2,610         13
     RPC                              850         12
     Stone Energy*                    480         16
----------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS               101
----------------------------------------------------

   Real Estate Investment Trust--3.9%
     Eastgroup Properties             540         13
     Parkway Properties               380         12
----------------------------------------------------
   TOTAL REAL ESTATE INVESTMENT TRUST             25
----------------------------------------------------

-----------------------------------------------------
                                                VALUE
DESCRIPTION                          SHARES     (000)
-----------------------------------------------------

   Retail--7.1%
     Dave & Buster's*                 880    $     7
     Hancock Fabrics                  430          6
     Landry's Restaurants             250          6
     Movie Gallery*                   430          6
     Rare Hospitality International*  240          7
     Stein Mart*                      670          6
     Tuesday Morning*                 370          7
----------------------------------------------------
   TOTAL RETAIL                                   45
----------------------------------------------------

   Semi-Conductors/Instruments--0.9%
     Photronics*                      170          6
----------------------------------------------------
   TOTAL SEMI-CONDUCTORS/INSTRUMENTS               6
----------------------------------------------------

   Steel & Steel Works--3.6%
     Quanex                           215          6
     Shaw Group*                      850         17
----------------------------------------------------
   TOTAL STEEL & STEEL WORKS                      23
----------------------------------------------------

   Telephones & Telecommunication--0.9%
     US Unwired, Cl A*                850          6
----------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATION            6
----------------------------------------------------

   Trucking--3.6%
     Allied Holdings*               6,770         23
----------------------------------------------------
   TOTAL TRUCKING                                 23
----------------------------------------------------

   Wholesale--6.9%
     Craftmade International         1,200        21
     Hughes Supply                    205          6
     SCP Pool*                        600         17
----------------------------------------------------
   TOTAL WHOLESALE                                44
----------------------------------------------------
   TOTAL COMMON STOCK (COST $607)                610
----------------------------------------------------

                                                    [Lighthouse graphic Omitted]

                                                                JANUARY 31, 2002
--------------------------------------------------------------------------------

BURKENROAD FUND (CONCLUDED)

--------------------------------------------------------------------------------
-----------------------------------------------------
                                   FACE AMOUNT  VALUE
DESCRIPTION                           (000)     (000)
-----------------------------------------------------


REPURCHASE AGREEMENT--7.7%
   Morgan Stanley
     1.550%, dated 01/31/02, matures
     02/01/02, repurchase price
     $49,310 (collateralized by
     U.S. Treasury Note, total market
     value: $50,547)(A)              $49     $    49

----------------------------------------------------
   TOTAL REPURCHASE AGREEMENT (COST $49)          49
----------------------------------------------------

   TOTAL INVESTMENTS--103.5% (COST $656)         659
----------------------------------------------------

   OTHER ASSETS AND LIABILITIES, NET--(3.5)%
       Other Assets and Liabilities, Net         (22)
----------------------------------------------------

NET ASSETS:
Fund shares of the Class A Shares
  (unlimited authorization--no par value)
   based on 34,634 outstanding shares of
   beneficial interest                           519
Fund shares of the Class D Shares
  (unlimited authorization--no par value)
   based on 7,698 outstanding shares of
   beneficial interest                           115
Net unrealized appreciation on investments         3
----------------------------------------------------
   TOTAL NET ASSETS--100.0%                      637
----------------------------------------------------

NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE--
   CLASS A SHARES                             $15.05
MAXIMUM OFFERING PRICE PER SHARE --
   CLASS A SHARES ($15.05 / 94.75%)           $15.88
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE--
   CLASS D SHARES                             $15.05
----------------------------------------------------
* Non-income producing security.
(A) Tri-party repurchase agreement.
Cl -- Class
Ltd. -- Limited
The accompanying notes are an integral part of the financial statements.

                      This page intentionally left blank.

                                                    [Lighthouse graphic Omitted]
------------------------------
STATEMENTS OF OPERATIONS (000)
------------------------------                                  JANUARY 31, 2002
--------------------------------------------------------------------------------


                                     TREASURY SECURITIES  STRATEGIC INCOME
                                      MONEY MARKET FUND      BOND FUND       VALUE FUND   GROWTH FUND   BURKENROAD FUND
                                     -------------------  ----------------   ----------   -----------   ---------------
                                          02/01/01            02/01/01        02/01/01     02/01/01       12/31/01(1)
                                         TO 01/31/02        TO 01/31/02     TO 01/31/02  TO 01/31/02     TO 01/31/02
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest income                        $8,169               $2,697        $    18       $     12            $ --
   Dividend income                            --                   --            560             26              --
                                           -----                -----          -----        -------         -------
   TOTALINVESTMENT INCOME                  8,169                2,697            578             38              --
                                           -----                -----          -----        -------         -------

EXPENSES:
   Investment advisory fees                  929                  265            261             66               1
   Administrative fees                       308                   58             43             11              --
   12b-1 Fees - Class A, C & D                80                   --             --             --              --
   Custodian fees                             70                   13             10              2              --
   Professionalfees                          133                   23             17              3              --
   Transfer agent fees                        16                    9              8              9              --
   Printing fees                              47                    5              3              1              --
   Registration fees                          22                    6              3              2              --
   Directors' fees                            20                    4              3             --              --
   Shareholder servicing fees -
     Institutional Sweep Class               122                   --             --             --              --
   Shareholder servicing fees -
     Class A, C & D                           79                    1             --              1              --
                                           -----                -----          -----          -----           -----

   TOTAL EXPENSES                          1,839                  390            350             96               1
   Less: Investment advisory fees waived    (210)                 (59)           (24)           (14)             (1)
                                           -----                -----          -----          -----           -----

   TOTAL NET EXPENSES                      1,629                  331            326             82              --
                                           -----                -----          -----          -----           -----

     NET INVESTMENT INCOME (LOSS)          6,540                2,366            252            (44)             --
                                           -----                -----          -----          -----           -----

   Net realized gain (loss) from security
     transactions                             --                  746           (989)        (1,780)             --

   Net change in unrealized appreciation
     (depreciation) on investments            --                 (321)           764          2,041               3
                                           -----                -----          -----          -----           -----

   NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS                           --                  425           (225)           261               3
                                           -----                -----          -----          -----           -----

   INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS            $6,540               $2,791          $  27       $    217             $ 3
                                           =====                =====          =====          =====           =====


     Amounts designated as "--" are either $0 or have been rounded to $0.
     (1) Commencement of operations.

        The accompanying notes are an integral part of the financial statements.

-----------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (000)
-----------------------------------------
--------------------------------------------------------------------------------

                                                   TREASURY SECURITIES                STRATEGIC INCOME
                                                    MONEY MARKET FUND                    BOND FUND
                                                ---------------------------      -------------------------
                                                02/01/01        05/31/00(1)      02/01/01      05/31/00(1)
                                              TO 01/31/02      TO 01/31/01     TO 01/31/02     TO 01/31/01
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income (loss)                $  6,540       $   8,861           $  2,366         $ 1,660
   Net realized gain (loss) from security
       transactions                                  --              --                746             101
   Net change in unrealized appreciation
     (depreciation) on investments                   --              --               (321)          1,482
                                               --------        --------           --------        --------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                              6,540           8,861              2,791           3,243
                                               --------        --------           --------        --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
     Trust Class Shares                          (4,655)         (6,947)            (2,358)         (1,644)
     Institutional Sweep Class Shares            (1,145)         (1,392)                --              (2)
     Class A Shares                                (740)           (522)                (9)             --
   Realized Capital Gains:
     Trust Class Shares                              --              --               (684)            (41)
     Institutional Sweep Class Shares                --              --                 --              --
     Class A Shares                                  --              --                 (6)             --
                                               --------        --------           --------        --------
 TOTAL DISTRIBUTIONS                             (6,540)         (8,861)            (3,057)         (1,687)
                                               --------        --------           --------        --------
CAPITAL SHARETRANSACTIONS (2):
     Trust Class Shares:
       Shares issued                            127,047         394,031              7,120          46,089
       Shares reinvested                              2              --                 28              --
       Shares redeemed                         (163,647)       (221,919)            (3,151)         (5,192)
                                               --------        --------           --------        --------
     TOTAL TRUST CLASS SHARES TRANSACTIONS      (36,598)        172,112              3,997          40,897
                                               --------        --------           --------        --------
     Institutional Sweep Class Shares:
       Shares issued                            427,959         288,750                 --              --
       Shares reinvested                              6              --                 --              --
       Shares redeemed                         (386,336)       (246,677)                --              --
                                               --------        --------           --------        --------
     TOTALINSTITUTIONAL SWEEP CLASS SHARES
       TRANSACTIONS                              41,629          42,073                 --              --
                                               --------        --------           --------        --------
     Class A Shares:
       Shares issued                             67,415          37,914                456              88
       Shares reinvested                            427             291                 10              --
       Shares redeemed                          (60,652)        (13,563)               (21)            (18)
                                               --------        --------           --------        --------
     TOTAL CLASS A SHARES TRANSACTIONS            7,190          24,642                445              70
                                               --------        --------           --------        --------
     Class C Shares:
       Shares issued                                 --              --                 --               1
                                               --------        --------           --------        --------
     TOTAL CLASS C SHARES TRANSACTIONS               --              --                 --               1
                                               --------        --------           --------        --------
     Class D Shares:
       Shares issued                                 --              --                 --              --
                                               --------        --------           --------        --------
     TOTAL CLASS D SHARES TRANSACTIONS               --              --                 --              --
                                               --------        --------           --------        --------

     TOTALINCREASE IN NET ASSETS FROM CAPITAL
       SHARE TRANSACTIONS                        12,221         238,827              4,442          40,968
                                               --------        --------           --------        --------
         TOTAL INCREASE IN NET ASSETS            12,221         238,827              4,176          42,524
                                               --------        --------           --------        --------
NET ASSETS:
   Beginning of period                          238,827              --             42,524              --
                                               --------        --------           --------        --------
   End of period                               $251,048        $238,827            $46,700         $42,524
                                               ========        ========           ========        ========

(1) Commencement of operations.
   (2) For capital share transactions, see footnote 5 in the Notes to Financial Statements. Amounts designated as "--" are either $0 or have been rounded to $0.

        The accompanying notes are an integral part of the financial statements.

                                                    [Lighthouse graphic Omitted]
                                                                JANUARY 31, 2002
--------------------------------------------------------------------------------


                                                         VALUE FUND                    GROWTH FUND             BURKENROAD FUND
                                                ---------------------------      -------------------------     ---------------
                                                02/01/01       05/31/00(1)      02/01/01      01/31/01(1)      12/31/01(1)
                                                TO 01/31/02    TO 01/31/01      TO 01/31/02   TO 01/31/01      TO 01/31/02
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income (loss)                $    252        $     46           $    (44)           $ --         $--
   Net realized gain (loss) from security
       transactions                                (989)         (1,042)            (1,780)             --          --
   Net change in unrealized appreciation
     (depreciation) on investments                  764           3,272              2,041              --           3
                                               --------        --------           --------        --------     -------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                 27           2,276                217              --           3
                                               --------        --------           --------        --------     -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
     Trust Class Shares                            (237)            (47)                (1)             --          --
     Institutional Sweep Class Shares                --              --                 --              --          --
     Class A Shares                                  (1)             --                 --              --          --
   Realized Capital Gains:
     Trust Class Shares                              --              --                 --              --          --
     Institutional Sweep Class Shares                --              --                 --              --          --
     Class A Shares                                  --              --                 --              --          --
                                               --------        --------           --------        --------     -------
 TOTALDISTRIBUTIONS                                (238)            (47)                (1)             --          --
                                               --------        --------           --------        --------     -------
CAPITAL SHARETRANSACTIONS (2):
     Trust Class Shares:
       Shares issued                              7,220          31,104             12,259           4,000          --
       Shares reinvested                              5              --                 --              --          --
       Shares redeemed                           (1,486)         (2,974)              (869)             --          --
                                               --------        --------           --------        --------     -------
     TOTALTRUST CLASS SHARES TRANSACTIONS         5,739          28,130             11,390           4,000          --
                                               --------        --------           --------        --------     -------
     Institutional Sweep Class Shares:
       Shares issued                                 --              --                 --              --          --
       Shares reinvested                             --              --                 --              --          --
       Shares redeemed                               --              --                 --              --          --
     TOTAL INSTITUTIONAL SWEEP CLASS SHARES
       TRANSACTIONS                                  --              --                 --              --          --
                                               --------        --------           --------        --------     --------
     Class A Shares:
       Shares issued                                221              99                133               1         519
       Shares reinvested                             --              --                 --              --          --
       Shares redeemed                               (2)            (15)                --              --          --
                                               --------        --------           --------        --------     -------
     TOTALCLASS A SHARES TRANSACTIONS               219              84                133               1         519
                                               --------        --------           --------        --------     -------
     Class C Shares:
       Shares issued                                 --               1                 --               1          --
                                               --------        --------           --------        --------     -------
     TOTALCLASS C SHARES TRANSACTIONS                --               1                 --               1          --
                                               --------        --------           --------        --------     -------
     Class D Shares:
       Shares issued                                 --              --                 --              --         115
                                               --------        --------           --------        --------     -------
     TOTAL CLASS D SHARES TRANSACTIONS               --              --                 --              --         115
                                               --------        --------           --------        --------     -------

     TOTAL INCREASE IN NET ASSETS FROM CAPITAL
       SHARE TRANSACTIONS                         5,958          28,215             11,523           4,002         634
                                               --------        --------           --------        --------     -------
         TOTAL INCREASE IN NET ASSETS             5,747          30,444             11,739           4,002         637
                                               --------        --------           --------        --------     -------
NET ASSETS:
   Beginning of period                           30,444              --              4,002              --          --
                                               --------        --------           --------        --------     -------
   End of period                                $36,191         $30,444            $15,741          $4,002        $637
                                               ========        ========           ========        ========     =======

--------------------
FINANCIAL HIGHLIGHTS
--------------------
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
FOR THE PERIODS ENDED JANUARY 31,




                                NET ASSET                       NET REALIZED     DISTRIBUTIONS    DISTRIBUTIONS          NET ASSET
                                 VALUE,          NET           AND UNREALIZED       FROM NET          FROM                VALUE,
                                BEGINNING    INVESTMENT        GAINS (LOSSES)     INVESTMENT         REALIZED             END OF
                                OF PERIOD   INCOME (LOSS)      ON INVESTMENTS       INCOME            GAINS               PERIOD
------------------------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND(1)
------------------------------------------------------------------------------------------------------------------------------------

TRUST CLASS SHARES
2002                             $ 1.00        $ 0.03             $--              $(0.03)            $ --                 $ 1.00
2001                               1.00          0.04              --               (0.04)              --                   1.00
INSTITUTIONAL SWEEP CLASS SHARES
2002                             $ 1.00        $ 0.03             $--              $(0.03)            $ --                 $ 1.00
2001                               1.00          0.04              --               (0.04)              --                   1.00
CLASS A SHARES
2002                             $ 1.00        $ 0.02             $--              $(0.02)            $ --                 $ 1.00
2001                               1.00          0.04              --               (0.04)              --                   1.00
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND(1)
------------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2002                             $15.64        $ 0.84          $ 0.16              $(0.84)          $(0.24)                $15.56
2001*                             15.00          0.61            0.65               (0.61)           (0.01)                 15.64
CLASS A SHARES
2002                             $15.64        $ 0.80          $ 0.16              $(0.81)          $(0.24)                $15.55
2001                              15.00          0.57            0.67               (0.59)           (0.01)                 15.64
CLASS C SHARES
2002                             $15.63        $ 0.73          $ 0.15              $(0.69)          $(0.24)                $15.58
2001                              15.00          0.54            0.62               (0.52)           (0.01)                 15.63
------------------------------------------------------------------------------------------------------------------------------------
VALUE FUND(1)
------------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2002                             $16.50        $ 0.12          $(0.20)             $(0.11)            $ --                 $16.31
2001++                            15.00          0.03            1.50               (0.03)              --                  16.50
CLASS A SHARES
2002                             $16.47        $ 0.10          $(0.20)             $(0.08)            $ --                 $16.29
2001++                            15.00         (0.01)           1.50               (0.02)              --                  16.47
CLASS C SHARES
2002                             $16.42        $(0.02)         $(0.19)               $ --             $ --                 $16.21
2001++                            15.00         (0.07)           1.49                  --               --                  16.42
------------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND(2)
------------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2002                             $15.00        $(0.04)         $(1.65)               $ --             $ --                 $13.31
2001                              15.00            --              --                  --               --                  15.00
2002                             $15.00        $(0.01)         $(1.68)               $ --             $ --                 $13.31
2001                              15.00            --              --                  --               --                  15.00
CLASS C SHARES
2002                             $15.00        $(0.17)         $(1.63)               $ --             $ --                 $13.20
2001                              15.00            --              --                  --               --                  15.00
------------------------------------------------------------------------------------------------------------------------------------
BURKENROAD FUND(3)
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
2002                             $15.00        $(0.01)         $ 0.06                $ --             $ --                 $15.05
2002                             $15.00        $(0.01)         $ 0.06                $ --             $ --                 $15.05

 *  This shareholder data is not being disclosed because the data is not believed to be meaningful due to the shortoperational history.
(1) Fund commenced operations on May 31, 2000. All ratios for the period have been annualized.
(2) Fund commenced operations on January 31, 2001.
(3) Fund commenced operations on December 31, 2001.

                                                                                                        [Lighthouse graphic Omitted]

                                                                                                                    JANUARY 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                            RATIO OF
                                                                                            RATIO OF     NET INVESTMENT
                                                                             RATIO OF      EXPENSES TO    INCOME(LOSS)
                                                              RATIO OF      INVESTMENT       AVERAGE        TO AVERAGE
                                            NET ASSETS,     EXPENSES TO     INCOME(LOSS)    NET ASSETS      NET ASSETS   PORTFOLIO
                                 TOTAL        END OF          AVERAGE        TO AVERAGE    (EXCLUDING      (EXCLUDING    TURNOVER
                                RETURN+     PERIOD (000)     NET ASSETS      NET ASSETS      WAIVERS)        WAIVERS)      RATE
------------------------------------------------------------------------------------------------------------------------------------

TREASURY SECURITIES MONEY MARKET FUND(1)
------------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2002                               3.00%     $135,514           0.58%           3.07%          0.68%           2.97%         N/A
2001                               3.96       172,112           0.58            5.80           0.71            5.67          N/A
INSTITUTIONAL SWEEP CLASS SHARES
2002                               2.74%     $ 83,702           0.83%           2.35%          0.93%           2.25%         N/A
2001                               3.79        42,073           0.83            5.55           0.96            5.42          N/A
CLASS A SHARES
2002                               2.49%     $ 31,832           1.08%           2.32%          1.18%           2.22%         N/A
2001                               3.63        24,642           1.08            5.25           1.20            5.13          N/A
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND(1)
------------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2002                               6.59%     $ 46,195           0.75%           5.37%          0.88%           5.24%          70%
2001*                              8.56        42,451           0.75            6.07           0.94            5.88           37
CLASS A SHARES
2002                               6.34%     $    504           1.00%           5.00%          1.13%           4.87%          70%
2001                               8.38            72           1.00            5.73           1.19            5.54           37
CLASS C SHARES
2002                               5.76%     $      1           1.75%           4.70%          1.88%           4.57%          70%
2001                               7.92             1           1.75            5.29           2.12            4.81           37
------------------------------------------------------------------------------------------------------------------------------------
VALUE FUND(1)
------------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2002                              (0.37)%    $ 35,883           1.00%           0.77%          1.07%           0.70%          81%
2001++                            10.11        30,359           1.00            0.25           1.19            0.06           54
CLASS A SHARES
2002                              (0.60)%    $    307           1.25%           0.55%          1.32%           0.48%          81%
2001++                             9.90            84           1.25           (0.16)          1.43           (0.34)          54
CLASS C SHARES
2002                              (1.21)%    $      1           2.00%          (0.08)%         2.07%          (0.15)%         81%
2001++                             9.40             1           2.00           (0.67)          2.18           (1.01)          54
------------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND(2)
------------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2002                             (11.24)%    $ 15,605           1.00%          (0.53)%         1.17%          (0.70)%         73%
2001                                 --         4,000              *               *              *               *           --
CLASS A SHARES
2002                             (11.40)%    $    135           1.25%          (0.84)%         1.42%          (1.01)%         73%
2001                                 --             1              *               *              *               *           --
CLASS C SHARES $13.20            (12.00)%    $      1           2.00%          (1.58)%         2.17%          (1.75)%         73%
2001                                 --             1              *               *              *               *           --
------------------------------------------------------------------------------------------------------------------------------------
BURKENROAD FUND(3)
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
2002                               0.33%     $    521           1.40%          (0.89)%         2.64%          (2.13)%          8%
CLASS D SHARES
2002                               0.33%     $    116           1.65%          (1.12)%         2.89%          (2.36)%          8%

 +Total return is for the period indicated and has not been annualized.  Total return excludes sales charge.
++Per share data calculated using average shares method.
 Amounts designated as "--" are either $0 or have been rounded to $0.

     The accompanying notes are an integral part of the financial statements.

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

--------------------------------------------------------------------------------
1. ORGANIZATION:

The Arbor Fund ("the Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992 and had no operations through February 1, 1993 other than those related to organizational matters and the sale of initial shares to SEI Investments Mutual Funds Services (the "Administrator") on October 9, 1992. SEI Investments Management Corporation ("SEI Investments"), a wholly owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management company. The financial statements included herein relate to the Trust's Hancock Horizon Family of Funds. The Hancock Horizon Family of Funds includes the Treasury Securities Money Market Fund, the Tax Exempt Money Market Fund, the Strategic Income Bond Fund, the Value Fund (formerly the Growth and Income Fund), the Growth Fund and the Burkenroad Fund (each a "Fund" and collectively the "Funds"). As of January 31, 2002, the Tax Exempt Money Market Fund had not commenced operations. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies consistently followed by the Funds. SECURITY VALUATION - Investments in equity securities that are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price, if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Trustees. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less until maturity may be valued at their amortized cost.
     Investment securities held by the Treasury Securities Money Market Fund are stated at amortized cost which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

FEDERAL INCOME TAXES - It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Strategic Income Bond Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

REPURCHASE AGREEMENTS - The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated

                                                    [Lighthouse graphic Omitted]

                                                                JANUARY 31, 2002
--------------------------------------------------------------------------------

account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization and/or retention of the collateral by the Funds may be delayed or limited.

EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets. The Institutional Sweep Class Shares, Class A Shares, Class C Shares and Class D Shares each bear a specific 12b-1 or Shareholder Servicing Fee (see Note 3 for more information).

CLASSES OF SHARES - Class specific expenses are borne by that class. Income, expenses and realized and unrealized gains and losses are allocated to the respective classes on the basis of their relative daily net assets.

NET ASSET VALUE PER SHARE - The net asset value per share of each Fund is calculated each business day. In general, it is computed by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares of the Fund.

DISTRIBUTIONS - Distributions from net investment income are declared daily and paid monthly for the Treasury Securities Money Market Fund, declared and paid monthly for the Strategic Income Bond Fund, declared and paid quarterly for the Value Fund and declared and paid annually for the Growth and the Burkenroad Funds. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.
     The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate accounts in the period that the differences arise.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

IMPLEMENTATION OF NEW ACCOUNTING STANDARDS - The Funds implemented the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide "Audits of InvestmentCompanies" (the "Guide"), as required on February 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

3. INVESTMENT ADVISORY, ADMINISTRATION, TRANSFER AGENT, CUSTODIAN, AND DISTRIBUTION AGREEMENTS:

Horizon Advisers, an unincorporated division of Hancock Bank, (the "Adviser") serves as Investment Adviser to each Fund pursuant to an investment advisory agreement dated May 31, 2000 (as amended and restated May 21, 2001) (the "Advisory Agreement") with the Trust. For its services, the Adviser is entitled to a fee, that is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund. The Adviser receives 0.40% of the average daily net assets of the Treasury Securities Money Market Fund, 0.60% of the average daily net assets of the Strategic

----------------------------------------
NOTES TO FINANCIALSTATEMENTS (CONTINUED)
----------------------------------------
--------------------------------------------------------------------------------

Income Bond Fund, 0.80% of the average daily net assets of the Value Fund and the Growth Fund and 0.95% of the average daily net assets of the Burkenroad Fund. The Adviser has contractually agreed to waive all or a portion of its fee so that the total annual expenses of each Fund will not exceed those stated in the Fund's prospectus. The contractual agreement is in place for a period of one year, ending on May 31, 2002.
     The Trust and the Administrator have entered into an Administration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to a fee calculated daily and paid monthly (expressed as a percentage of the combined average daily net assets of the Trust) of: 0.15% up to $100 million, 0.125% on the next $250 million, 0.10% on the next $400 million and 0.08% for assets over $750 million, subject to certain minimum fee levels.
     Hancock Bank serves as the transfer agent and dividend disbursing agent for the Funds. For providing these services, Hancock Bank is paid an annual fee payable from the Funds' assets of $5,000 per class of each Fund.
     Hancock Bank serves as custodian to the Funds, and for such services is paid an annual fee payable from the Funds' assets of 0.03% of each Fund's average daily net assets subject to a minimum of $250 per month.
     The Trust and SEIInvestments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEIInvestments Company, have entered into a Distribution Agreement. As provided in the Distribution Agreement and the distribution plan, the Trust will be charged a fee based upon the average daily net assets of the Funds. To the extent that the applicable shares are held through Hancock Bank or any of its affiliates providing custodian, brokerage or investment-related services, including Hancock Investment Securities, Inc., those entities may receive the distribution and servicing fees, payable from theFunds' assets, applicable to that class of shares. The following table summarizes the agreement.


                     TREASURY       STRATEGIC
                   MONEY MARKET      INCOME      VALUE      GROWTH    BURKENROAD
                       FUND         BOND FUND     FUND       FUND        FUND
                   ------------     ---------    -----      ------     ---------
Trust Class Shares      --               --        --          --         n/a
Institutional Sweep
   Class Shares--      n/a              n/a       n/a         n/a         n/a
Class A Shares        0.25%              --        --          --          --
Class C Shares         n/a             0.75%     0.75%       0.75%        n/a
Class D Shares         n/a              n/a       n/a         n/a        0.25%

"--" designates that no Fees are charged to this class.
"n/a" designates that the Fund does not offer this class.

     The Trust has adopted a shareholder servicing plan pursuant to which a shareholder servicing fee will be charged based upon the average daily net assets of the Funds. To the extent that the applicable shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including Hancock Investment Services, Inc., those entities may receive shareholder servicing fees, payable from the Funds' assets, applicable to that class of shares. The following table summarizes the agreement.

                    TREASURY       STRATEGIC
                  MONEY MARKET       INCOME      VALUE      GROWTH    BURKENROAD
                      FUND         BOND FUND     FUND        FUND        FUND
                  ------------     ---------     -----      ------    ----------
Trust Class Shares      --            --           --          --        n/a
Institutional Sweep
   Class Shares       0.25%          n/a          n/a         n/a        n/a
Class A Shares        0.25%         0.25%        0.25%       0.25%      0.25%
Class C Shares         n/a          0.25%        0.25%       0.25%       n/a
Class D Shares         n/a           n/a          n/a         n/a       0.25%

"--" designates that no Fees are charged to this class.
"n/a" designates that the Fund does not offer this class.

4. TRANSACTIONS WITH AFFILIATES:

     Certain officers and a trustee of the Trust are also officers of the Administrator and/or Distributor. Such officers are paid no fees by the Trust for serving in their respective roles.
     The Funds have entered into agreements with the Distributor to act as an agent in placing repurchase agreements for the Funds. For its services, the Distributor received $90,933 for the period ended January 31, 2002.

                                                    [Lighthouse graphic Omitted]

                                                                JANUARY 31, 2002
--------------------------------------------------------------------------------


5. CAPITAL SHARES TRANSACTIONS:

Capital share transactions for the funds were as follows (000):


                                    TREASURY SECURITIES   STRATEGIC INCOME                                          BURKENROAD
                                     MONEY MARKET FUND       BOND FUND          VALUE FUND          GROWTH FUND       FUND
                                    -------------------  ------------------  ------------------  ------------------ ----------
                                     02/01/01  05/31/00  02/01/01  05/31/00  02/01/01  05/31/00  02/01/01  05/31/00  12/31/01
                                        TO        TO        TO        TO        TO        TO        TO        TO        TO
                                     01/31/02  01/31/01  01/31/02  01/31/01  01/31/02  01/31/02  01/31/02  01/31/02   01/31/02
                                    -------------------  ------------------  ------------------  ------------------ ----------


Trust Class Shares:
  Shares Issued                      127,047    394,031      453     3,048       452     2,022       973      267         --
  Shares Reinvested                        2         --        2        --        --        --        --       --         --
  Shares Redeemed                   (163,647)  (221,919)    (200)     (334)      (92)     (182)      (67)      --         --
                                     --------  --------   ------    ------    ------    ------    ------   ------     ------
Total Trust Class Shares Transactions(36,598)   172,112      255     2,714       360     1,840       906      267         --
                                     --------  --------   ------    ------    ------    ------    ------   ------     ------
Institutional Sweep
 Class Shares:
  Shares Issued                      427,959    288,750       --        --        --        --        --       --         --
  Shares Reinvested                        6         --       --        --        --        --        --       --         --
  Shares Redeemed                   (386,336)  (246,677)      --        --        --        --        --       --         --
                                    --------   --------   ------    ------    ------    ------    ------   ------     ------
Total Institutional Sweep
  Class Shares Transactions           41,629     42,073       --        --        --        --        --       --         --
                                    --------   --------   ------    ------    ------    ------    ------   ------     ------
Class A Shares:
  Shares Issued                       67,415     37,915       28         6        14         6        10       --         35
  Shares Reinvested                      427        291       --        --        --        --        --       --         --
  Shares Redeemed                    (60,652)   (13,563)      (1)       (1)       --        (1)       --       --         --
                                    --------   --------   ------    ------    ------    ------    ------   ------     ------
Total Class A Shares Transactions      7,190     24,643       27         5        14         5       10        --         35
                                    --------   --------   ------    ------    ------    ------    ------   ------     ------
Class D Shares:
  Shares Issued                           --         --       --        --        --        --        --       --          8
                                    --------   --------   ------    ------    ------    ------    ------   ------     ------
Total Class D Shares  Transactions        --         --       --        --        --        --        --       --          8
                                    --------   --------   ------    ------    ------    ------    ------   ------     ------
Net Change in Capital Shares          12,221    238,828      282     2,719       374     1,845       916      267         43
                                    ========   ========   ======    ======    ======    ======    ======   ======     ======

Amounts designated as "--" are either $0 or have been rounded to $0.

6. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the period ended January 31, 2002 were as follows:

                                                             U.S. GOVERNMENT/
                             SECURITIES              OTHER INVESTMENT SECURITIES
                    ---------------------------      ---------------------------
                     PURCHASES          SALES          PURCHASES          SALES
                       (000)            (000)            (000)            (000)
                    ----------       ----------       ----------      ----------
Strategic Income
  Bond Fund          $12,178         $ 1,728             $19,978         $26,594
Value Fund            32,385          26,016                  --              --
Growth Fund           21,671           6,239                  --              --
Burkenroad Fund          607              --                  25              25

At January 31, 2002, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investment securities at January 31, 2002 is as follows:

                   AGGREGATED GROSS       AGGREGATED GROSS     NET UNREALIZED
                    APPRECIATION           DEPRECIATION         APPRECIATION
                       (000)                   (000)                 (000)
                   ----------------       ----------------     --------------

Strategic Income
  Bond Fund            $1,236                  $   (75)             $1,161
Value Fund              5,115                   (1,079)              4,036
Growth Fund             2,488                     (447)              2,041
Burkenroad Fund            33                      (30)                  3

--------------------------------------------------------------------------------
              NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

7. FEDERAL TAX INFORMATION:

RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to net operating losses and the classification of short-term capital gains and ordinary income for tax purposes, have been reclassified to/from the following accounts:

                UNDISTRIBUTED NET    ACCUMULATED REALIZED
                INVESTMENT INCOME        GAIN/(LOSS)         PAID-IN CAPITAL
                    (000)                   (000)                (000)
                -----------------    --------------------    ---------------
Growth Fund          $45                     $--                 $(45)

The tax character of dividends and distributions paid during the years ended January 31, 2002 and January 31, 2001 were as follows (000):

                           ORDINARY      LONG-TERM     RETURN OF
                            INCOME     CAPITAL GAIN     CAPITAL       TOTALS
                          -----------  ------------   -----------   -----------
                          2002   2001   2002   2001   2002   2001   2002   2001
                          ----   ----   ----   ----   ----   ----   ----   ----
Treasury Securities
   Money Market Fund    $7,420  $7,755 $ --    $--    $--    $--   $7,420 $7,755
Strategic Income
  Bond Fund              2,871   1,687  186     --     --     --    3,057  1,687
Value Fund                 238      47   --     --     --     --      238     47
Growth Fund                 --      --   --     --      1     --        1     --

Amounts designated as "--" are either $0 or have been rounded to $0.

As of January 31, 2002, the components of Distributable Earnings on a tax basis were as follows (000):


                                                   TREASURY SECURITIES       STRATEGIC
                                                     MONEY MARKET              INCOME       VALUE     GROWTH     BURKENROAD
                                                         FUND                BOND FUND       FUND      FUND         FUND
                                                   ------------------        ---------      -----     ------      --------

Undistributed short term gain and ordinary income         $225               $     13     $    13     $   --         $--
Undistributed long-term capital gain                        --                    116          --         --          --
Unrealized appreciation                                     --                  1,161       4,036       2,038          3

Amounts designated as "--" are either $0 or have been rounded to $0.

The Funds had capital loss carryforwards at January 31, 2001 as follows (000):

                             CAPITAL LOSS CARRYOVERS EXPIRING
PORTFOLIO                               2005-2010                POST 10/31 LOSS
-------------                --------------------------------    ---------------
Value Fund                               $1,881                        $150
Growth Fund                                 896                         880

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

                                                    [Lighthouse graphic Omitted]
---------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
---------------------------------                               JANUARY 31, 2002
--------------------------------------------------------------------------------



        To the Board of Trustees and Shareholders ofTheArbor Fund

        In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Hancock Horizon Treasury Securities Money Market Fund, the Hancock Horizon Strategic Income Bond Fund, the Hancock Horizon Value Fund, the Hancock Horizon Growth Fund and the Hancock Horizon Burkenroad Fund (constituting The Arbor Fund, hereafter referred to as the "Trust") at January 31, 2002, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



        PricewaterhouseCoopers LLP
        Philadelphia, PA
        March 14, 2002

--------------------------------------------------------------------------------
   TRUSTEES OF THE ARBOR FUND (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members". Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                     TERM OF                                         IN THE ARBOR TRUST
                      POSITION(S)   OFFICE AND                                          OVERSEEN BY
    NAME, ADDRESS,     HELD WITH    LENGTH OF      PRINCIPAL OCCUPATION(S)                 BOARD             OTHER DIRECTORSHIPS
    DATE OF BIRTH1    THE TRUST    TIME SERVED2      DURING PAST 5 YEARS                  MEMBER3           HELD BY BOARD MEMBER4
------------------------------------------------------------------------------------------------------------------------------------


INDEPENDENT
BOARDMEMBERS


JOHN T. COONEY          Trustee    (Since 1993) Vice Chairman of Ameritrust Texas N.A.,     14        Trustee of The Advisors' Inner
(DOB 01/20/27)                                  1989-1992, and MTrust Corp., 1985-1989.               Circle Fund, The MDL Funds,
                                                                                                      and The Expedition Funds.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT A. PATTERSON     Trustee    (Since 1993) Pennsylvania State University, Senior       14        Member and Treasurer, Board of
(DOB 11/05/27)                                  Vice President, Treasurer (Emeritus);                 Trustees of Grove City
                                                Financial and Investment Consultant,                  College.  Trustee of the
                                                Professor of Transportation since 1984;               Advisors' Inner Circle Fund,
                                                Vice President-Investments, Treasurer,                The MDL Funds, and The
                                                Senior Vice President (Emeritus), 1982-               Expedition Funds.
                                                1984. Director, Pennsylvania Research
                                                corp.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS        Trustee    (Since 1993) Private investor from 1987 to present.      14        Trustee of The Advisors' Inner
(DOB 06/03/29)                                  Vice President and Chief Financial Officer,           Inner Circle Fund, The MDL
                                                Western Company of North America (petroleum           Funds, and The Expedition
Trustee                                         service company), 1980-1986.  President               Funds
                                                of Gene Peters and Associates (import
(Since 1993)                                    company), 1978-1980.  President and Chief
                                                Executive Officer of Jos. Schlitz Brewing
                                                Company before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY         Trustee    (Since 1994) Partner, Dechert Price & Rhoads, September  14        Trustee of The Advisors' Inner
(DOB 04/12/31)                                  1987-December 1993                                    Circle Fund, The MDL Funds,The
                                                                                                      Expedition Funds, SEI Asset
                                                                                                      Allocation Trust, SEI Daily
                                                                                                      Income Trust, SEI Index Funds,
                                                                                                      SEI Institutional Inter-
                                                                                                      national Trust, SEI
                                                                                                      Institutional Investments
                                                                                                      Trust, SEI Institutional
                                                                                                      Managed Trust, SEI Insurance
                                                                                                      Products Trust, SEI Liquid
                                                                                                      Asset Trust and SEI Tax Exempt
                                                                                                      Trust.

                                                    [Lighthouse graphic Omitted]

                                                                JANUARY 31, 2002
--------------------------------------------------------------------------------

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                     TERM OF                                         IN THE ARBOR TRUST
                      POSITION(S)   OFFICE AND                                          OVERSEEN BY
    NAME, ADDRESS,     HELD WITH    LENGTH OF      PRINCIPAL OCCUPATION(S)                 BOARD             OTHER DIRECTORSHIPS
    DATE OF BIRTH1     THE TRUST    TIME SERVED2      DURING PAST 5 YEARS                  MEMBER3           HELD BY BOARD MEMBER4
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT
BOARDMEMBERS (CONTINUED)


GEORGE J. SULLIVAN, JR. Trustee    (Since 1999)    Chief Executive Officer, Newfound        14         Trustee, Navigator Securities
(DOB 11/13/42)                                     Consultants Inc. since April 1997.                  Lending Trust, since 1995.
                                                   General Partner, Teton Partners,                    Trustee of The Fulcrum Trust.
                                                   L.P., June 1991-December 1996; Chief                Trustee of The Advisors Inner
                                                   Financial Officer, Noble Partners,                  Circle Fund, The MDL Funds,
                                                   L.P., March 1991-December 1996;                     The Expedition Funds, SEI
                                                   Treasurer and Clerk, Peak Asset                     Asset Allocation Trust, SEI
                                                   Management, Inc., since 1991.                       Daily Income Trust, SEI
                                                                                                       SEI Index Funds, SEI
                                                                                                       Institutional International
                                                                                                       Trust, SEI Institutional
                                                                                                       Investments Trust, SEI
                                                                                                       Managed Trust, SEI Insurance
                                                                                                       Products Trust, SEI Liquid
                                                                                                       Asset Trust and SEI Tax
                                                                                                       Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED
BOARDMEMBERS


ROBERT A. NESHER        Chairman                Currently performs various services         14         Trustees of The Advisors'
(DOB 08/17/46)          of the                  on behalf of SEI Investments for which                 Ineer Circle Fund, Bishop
                        Board of                Mr. Nesher is compensated. Executive                   Street Funds, The Expedition
                        Trustees                Vice President of SEI Investments, 1986-1994.          Funds, The MDL Funds, SEI
                                                Director and Executive Vice President of               Asset Allocation Trust, SEI
                                                the Administrator and the Distributor,                 Daily Income Trust, SEI Index
                                                1981-1994.                                             Funds, SEI Institutional
                                                                                                       International Trust, SEI
                                                                                                       Institutional Investments
                                                                                                       Trust, SEI Institutional
                                                                                                       Managed Trust, SEI Insurance
                                                                                                       Products Trust, SEI Liquid
                                                                                                       Asset Trust and SEI Tax
                                                                                                       Exempt Trust.

-------------------------------------------------------------------------------
   TRUSTEES OF THE ARBOR FUND (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                     TERM OF                                            IN THE ARBOR TRUST
                     POSITION(S)    OFFICE AND                                             OVERSEEN BY
    NAME, ADDRESS,    HELD WITH     LENGTH OF      PRINCIPAL OCCUPATION(S)                 BOARD             OTHER DIRECTORSHIPS
    DATE OF BIRTH1    THE TRUST    TIME SERVED2      DURING PAST 5 YEARS                  MEMBER3           HELD BY BOARD MEMBER4
------------------------------------------------------------------------------------------------------------------------------------


INTERESTED
BOARDMEMBERS (CONTINUED)

WILLIAM M. DORAN       Trustee     (Since 1992)    Partner, Morgan, Lewis & Bockius LLP     14             Trustee of The Advisors'
1701 Market Street                                 (law firm), counsel to the Trust,                       Inner Circle Fund, The
Philadelphia, PA  19103                            SEI Investments, the Administrator                      MDL Funds, The Expedition
(DOB 05/26/40)                                     and the Distributor. Director of                        Funds, SEI Asset Allo-
                                                   SEI Investments since 1974; Secretary                   cation Trust, SEI Daily
                                                   of SEI Investments since 1978.                          Income Trust, SEI Index
                                                                                                           Funds, SEI Institutional
                                                                                                           International Trust, SEI
                                                                                                           Institutional Investments
                                                                                                           Trust, SEI Institutional
                                                                                                           Managed Trust, SEI
                                                                                                           Insurance Products Trust,
                                                                                                           SEI Liquid Asset Trust
                                                                                                           and SEI Tax Exempt Trust.


1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
  Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 The "Arbor Fund" consists of two separate fund families, for which either Horizon Advisers (an unincorporated division of Hancock
  Bank) on behalf of the Hancock Horizon Funds, or CB Capital Management on behalf of the Golden Oak Funds serves as investment adviser. The financial statements of the Golden Oak Funds are presented separately. As of January 31, 2002, the Arbor Fund complex consisted of 14 Portfolios.

4 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
 (i.e., "public companies")or other investment companies registered under the 1940 Act.

                                                    [Lighthouse graphic Omitted]
                                                                JANUARY 31, 2002
-------------------------------------------------------------------------------
   NOTICE TO SHAREHOLDERS OF
   THE HANCOCK HORIZON FAMILY OF FUNDS (UNAUDITED)
-------------------------------------------------------------------------------


For shareholders that do not have a January 31, 2002 tax year end, this notice is for informational use only.

For the fiscal year ended January 31, 2002, each Fund is designating long term capital gains and ordinary income with regard to distributions paid during the year as follows:


                                     LONG TERM           ORDINARY
                                   CAPITAL GAINS          INCOME                  TOTAL
                                   DISTRIBUTIONS       DISTRIBUTIONS          DISTRIBUTION          QUALIFYING
FUND                                (TAX BASIS)         (TAX BASIS)            (TAX BASIS)          DIVIDENDS (1)
------                            --------------      --------------         --------------        --------------

Treasury Securities Money Market        0.00%             100.00%                100.00%               0.00%
Strategic Income Bond                   6.10%              93.90%                100.00%               0.00%
Value                                   0.00%             100.00%                100.00%             100.00%
Growth                                  0.00%               0.00%                  0.00%               0.00%
Burkenroad                              0.00%               0.00%                  0.00%               0.00%

(1)      Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.


                             WALL STREET SAVVY,
                                MAIN STREET TOUCH

                             INVESTMENT ADVISER
                              Hancock Advisers
                (an unincorporated division of Hancock Bank)
                              One Hancock Plaza
                                P.O. Box 4019
                          Gulfport, Mississippi 39502

                                  DISTRIBUTOR
                         SEI Investments Distribution Co.
                             One Freedom Valley Drive
                             Oaks, Pennsylvania 19456

                                  LEGAL COUNSEL
                            Morgan, Lewis & Bockius LLP

                        THIS MATERIAL MUST BE PRECEDED OR
                        ACCOMPANIED BY A CURRENT PROSPECTUS.



                           THE HANCOCK HORIZON FUNDS:
                              O NOT FDIC INSURED
                              O NO BANK GUARANTEE
                              O MAY LOSE VALUE

                         [Lighthouse graphic Omitted]

                            HANCOCK HORIZON FUNDS

            FOR MORE INFORMATION CALL 1.800.522.6542 EXT.4400
                            WWW.HANCOCKBANK.COM